Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Age	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Age to participate in the plan	21
Minimum requirement to enter the Plan	1 year
Employer basic and matching contributions	5 years
Vested Employee contributions	100.00%
Employer basic and matching contributions totaled	$ 63,000	$ 58,000
Document Period End Date	Dec. 31, 2014
Obligation under the plans	2,300,000	2,200,000
Expense attributable to plan	7,307,000	6,602,000
Bank's supplemental employee retirement plan	14,600,000	13,700,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense attributable to plan	$ 231,000	$ 128,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	6.00%
Minimum [Member] | Voluntary Contributions [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	1.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	25.00%
Maximum [Member] | Voluntary Contributions [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	75.00%